Segmented Information (Tables)	6 Months Ended
Jun. 30, 2022
Segmented Information Disclosure Abstract
Schedule of geographical segments, segment revenue is based on the geographical location of the customers
External Revenues (in thousands)	30-Jun-22	30-Jun-21

EMEA	$456	$2,573
USA	722	777
Canada	625	$980
Australia	-	59
Total	$1,803	$4,389

Non-current assets (in thousands)	30-Jun-22	31-Dec-21
EMEA	149	168
Long term receivable total	$149	$168

Right of use assets (in thousands)
Canada	$233	$188
EMEA	682	890
Total right of use assets	$915	$1,078

Equipment (in thousands)
Canada	22	34
EMEA	213	234
Total equipment	$235	$268

Intangible assets (in thousands)
Canada	69	94
EMEA	5,395	4,257
Total intangible assets	$5,464	$4,351

Revenues by product (in thousands)	30-Jun-22	30-Jun-21
Cellular boosters and related accessories	1,213	2,867
Rugged devices and related accessories	590	1,522
Total revenues	$1,803	$4,389